Transactions with Related Parties - Compensation to the Company's Executive Director (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of transactions between related parties [line items]
Share-based payments (note 13)	$ 40	$ 50	$ 60
Executive Director
Disclosure of transactions between related parties [line items]
Short-term employee benefits	229	82	85
Share-based payments (note 13)	0	15	0
Total	$ 229	$ 97	$ 85